Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current
Cash and cash equivalents	$ 16,567	$ 21,978
Trade and other receivables	7,914	13,731
Inventories	62,949	64,298
Advances and prepaid expenses	2,717	1,972
Total current assets	90,147	101,979
Non-current inventories		7,081
Mineral properties, plant and equipment, exploration and evaluation	148,877	228,349
Reclamation bonds	12,260	10,877
Total assets	251,284	348,286
Current
Trade payables and accrued liabilities	29,457	36,484
Current portion of equipment loans payable	614	1,342
Current portion of lease liability	10,009
Other provisions	1,420	1,412
Total current liabilities	41,500	39,238
Equipment loans payable	729	3,193
Loan facility	14,109
Lease liabilities	29,375
Other financial liability	2,500	2,441
Deferred tax liabilities	8,670	11,433
Provision for site reclamation and closure	35,640	37,630
Other	150	127
Total liabilities	132,673	94,062
EQUITY
Issued capital	324,360	323,685
Share-based payment reserve	20,549	20,614
Deficit	(226,298)	(90,075)
Total equity	118,611	254,224
Total liabilities and equity	$ 251,284	$ 348,286